Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,703.6	$ 3,442.4	$ 3,446.9
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	259.7	215.9	175.9
Caribbean
Segment Reporting Information [Line Items]
Gross written premiums	6.0	9.3	7.7
Europe
Segment Reporting Information [Line Items]
Gross written premiums	92.5	82.8	92.6
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums	374.1	295.7	290.1
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	2,267.5	2,003.9	1,875.9
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	23.1	63.0	70.1
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	501.2	614.9	775.8
Others
Segment Reporting Information [Line Items]
Gross written premiums	$ 179.5	$ 156.9	$ 158.8